GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Accumulated amortization
Amortization			$ (21,974)
Impairment
Impairment		$ (19,981)
Intangible assets, Net
Balance at beginning of period		44,018	66,072
Amortization		(13,024)	(21,974)
OCI		296	(80)
Impairment		(19,981)
Disposals
Balance at end of period		11,309	44,018
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period		30,674	30,715
Amortization
OCI		163	(41)
Impairment
Disposals
Balance at end of period		30,837	30,674
Accumulated amortization
Balance at beginning of period		(14,490)	(8,963)
Amortization		(5,390)	(5,543)
OCI		(79)	16
Impairment
Disposals
Balance at end of period		(19,959)	(14,490)
Impairment
Balance at beginning of period		(956)	(956)
Amortization
OCI
Impairment	[1]	(7,793)
Disposals
Balance at end of period		(8,749)	(956)
Intangible assets, Net
Balance at beginning of period		15,228	20,796
Amortization		(5,390)	(5,543)
OCI		84	(25)
Impairment	[1]	(7,793)
Disposals
Balance at end of period		2,129	15,228
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period		31,898	31,911
Amortization
OCI		51	(13)
Impairment
Disposals
Balance at end of period		31,949	31,898
Accumulated amortization
Balance at beginning of period		(13,905)	(1,161)
Amortization		(4,900)	(12,750)
OCI		(27)	6
Impairment
Disposals
Balance at end of period		(18,832)	(13,905)
Impairment
Balance at beginning of period		(91)	(91)
Amortization
OCI
Impairment	[1]	(10,335)
Disposals
Balance at end of period		(10,426)	(91)
Intangible assets, Net
Balance at beginning of period		17,902	30,659
Amortization		(4,900)	(12,750)
OCI		24	(7)
Impairment	[1]	(10,335)
Disposals
Balance at end of period		2,691	17,902
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period		18,224	22,483
Amortization
OCI		233	(59)
Impairment
Disposals			(4,200)
Balance at end of period		18,457	18,224
Accumulated amortization
Balance at beginning of period		(4,079)	(4,609)
Amortization		(2,734)	(3,681)
OCI		(45)	11
Impairment
Disposals			4,200
Balance at end of period		(6,858)	(4,079)
Impairment
Balance at beginning of period		(3,257)	(3,257)
Amortization
OCI
Impairment	[1]	(1,853)
Disposals
Balance at end of period		(5,110)	(3,257)
Intangible assets, Net
Balance at beginning of period		10,888	14,617
Amortization		(2,734)	(3,681)
OCI		188	(48)
Impairment	[1]	(1,853)
Disposals
Balance at end of period		$ 6,489	$ 10,888

[1]	Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%